Note 24 - Noncontrolling Interests - Noncontrolling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance as of	$ 10,926,072	$ 14,646,352	$ 751,368
Acquisition			13,613,231
Changes in ownership of subsidiaries	1,714,464		(778,815)
Paid-in capital from noncontrolling shareholders	641
Share-based compensation (Note 19)	724,285	158,696	74,376
Net income (loss)	4,335,272	(3,462,879)	399,238
Balance as of	11,191,054	10,926,072	14,646,352
Business restructure		613,915
Dividends paid to noncontrolling shareholders	(6,509,680)	(1,030,012)
Additional Paid-in Capital [Member]
Acquisition			191,861
Paid-in capital from noncontrolling shareholders	641		1,405,963
CFO Tahoe [Member]
Acquisition			9,508,295
Champion Connection [Member]
Acquisition			2,698,973
CFO East Win [Member] | Noncontrolling Interest Not Including Additional Paid In Capital [Member]
Acquisition			586,954
Precious Metal Trading Securities [Member]
Balance as of	10,994,060	11,970,580
Changes in ownership of subsidiaries	1,393,508
Share-based compensation (Note 19)	724,285	158,696
Net income (loss)	4,815,506	2,463,956	1,056,322
Balance as of	11,418,320	10,994,060	11,970,580
Business restructure		(2,569,160)
Dividends paid to noncontrolling shareholders	(6,509,680)	(1,030,012)
Precious Metal Trading Securities [Member] | Additional Paid-in Capital [Member]
Paid-in capital from noncontrolling shareholders	641		1,405,963
Precious Metal Trading Securities [Member] | CFO Tahoe [Member]
Acquisition			9,508,295
Precious Metal Trading Securities [Member] | Champion Connection [Member]
Acquisition
Precious Metal Trading Securities [Member] | CFO East Win [Member] | Noncontrolling Interest Not Including Additional Paid In Capital [Member]
Acquisition
Investment Advisory Services [Member]
Balance as of		2,906,331	688,062
Changes in ownership of subsidiaries			289,656
Share-based compensation (Note 19)
Net income (loss)		(5,290,850)	(419,202)
Balance as of			2,906,331
Business restructure		2,384,519
Dividends paid to noncontrolling shareholders
Investment Advisory Services [Member] | Additional Paid-in Capital [Member]
Paid-in capital from noncontrolling shareholders
Investment Advisory Services [Member] | CFO Tahoe [Member]
Acquisition
Investment Advisory Services [Member] | Champion Connection [Member]
Acquisition			1,760,861
Investment Advisory Services [Member] | CFO East Win [Member] | Noncontrolling Interest Not Including Additional Paid In Capital [Member]
Acquisition			586,954
Institutional Subscription Services [Member]
Balance as of		(194,944)
Changes in ownership of subsidiaries			(1,068,471)
Share-based compensation (Note 19)
Net income (loss)		(591,411)	(64,585)
Balance as of			(194,944)
Business restructure		786,355
Dividends paid to noncontrolling shareholders
Institutional Subscription Services [Member] | Additional Paid-in Capital [Member]
Paid-in capital from noncontrolling shareholders
Institutional Subscription Services [Member] | CFO Tahoe [Member]
Acquisition
Institutional Subscription Services [Member] | Champion Connection [Member]
Acquisition			938,112
Institutional Subscription Services [Member] | CFO East Win [Member] | Noncontrolling Interest Not Including Additional Paid In Capital [Member]
Acquisition
iSTAR Financial Holdings Brokerage Services [Member]
Balance as of	(31,679)	(35,615)	63,306
Changes in ownership of subsidiaries
Share-based compensation (Note 19)			74,376
Net income (loss)	(195,587)	3,936	(173,297)
Balance as of	(227,266)	(31,679)	(35,615)
Business restructure
Dividends paid to noncontrolling shareholders
iSTAR Financial Holdings Brokerage Services [Member] | Additional Paid-in Capital [Member]
Paid-in capital from noncontrolling shareholders
iSTAR Financial Holdings Brokerage Services [Member] | CFO Tahoe [Member]
Acquisition
iSTAR Financial Holdings Brokerage Services [Member] | Champion Connection [Member]
Acquisition
iSTAR Financial Holdings Brokerage Services [Member] | CFO East Win [Member] | Noncontrolling Interest Not Including Additional Paid In Capital [Member]
Acquisition
Other Segments [Member]
Balance as of	(36,309)
Changes in ownership of subsidiaries	320,956
Share-based compensation (Note 19)
Net income (loss)	(284,647)	(48,510)
Balance as of		(36,309)
Business restructure		12,201
Dividends paid to noncontrolling shareholders
Other Segments [Member] | Additional Paid-in Capital [Member]
Paid-in capital from noncontrolling shareholders
Other Segments [Member] | CFO Tahoe [Member]
Acquisition
Other Segments [Member] | Champion Connection [Member]
Acquisition
Other Segments [Member] | CFO East Win [Member] | Noncontrolling Interest Not Including Additional Paid In Capital [Member]
Acquisition